Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	128,815	62,660
Deferral of revenue	351,145	119,324
Recognition of deferred revenue	(100,236)	(53,169)
Balance, end of the year	379,724	128,815

	December 31, 2021	December 31, 2020
	$	$
Current portion	216,792	107,809
Long-term portion	162,932	21,006
	379,724	128,815